Accounts Receivable, Net (Details Narrative) - USD ($)	Jul. 18, 2025	Mar. 31, 2025	Mar. 31, 2024
Credit Loss [Abstract]
Accounts receivable	$ 600,000	$ 3,310,143	$ 1,785,304